Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Voyage revenue	$ 460,319,000	$ 478,109,000	$ 380,397,000
EXPENSES:
Voyage expenses	(7,372,000)	(5,291,000)	(5,847,000)
Voyage expenses-related parties (Note 3)	(6,516,000)	(5,282,000)	(3,201,000)
Vessels’ operating expenses	(117,054,000)	(116,101,000)	(110,571,000)
General and administrative expenses	(4,103,000)	(3,051,000)	(2,908,000)
General and administrative expenses – related parties (Note 3)	(6,912,000)	(6,379,000)	(6,255,000)
Management fees-related parties (Note 3)	(21,616,000)	(21,319,000)	(19,533,000)
Amortization of dry-docking and special survey costs (Note 7)	(9,056,000)	(8,948,000)	(7,290,000)
Depreciation (Notes 6, 11 and 20)	(108,700,000)	(113,462,000)	(96,261,000)
Amortization of prepaid lease rentals, net (Note 11)	0	0	(8,150,000)
Loss on sale of vessels, net (Note 6)	(79,120,000)	(19,589,000)	(3,071,000)
Loss on vessels held for sale (Note 6)	(7,665,000)	(2,495,000)	(101,000)
Vessels impairment loss (Notes 6 and 7)	(31,577,000)	(3,042,000)	0
Foreign exchange losses, net	(300,000)	(27,000)	(51,000)
Operating income	60,328,000	173,123,000	117,158,000
OTHER INCOME / (EXPENSES):
Interest income	1,827,000	3,349,000	3,454,000
Interest and finance costs (Note 16)	(68,702,000)	(89,007,000)	(63,992,000)
Swaps breakage cost, net (Note 18)	(6,000)	(16,000)	(1,234,000)
Income from equity method investments (Note 9)	16,195,000	11,369,000	12,051,000
Other, net	1,181,000	784,000	350,000
Loss on derivative instruments, net (Note 18)	(1,946,000)	(603,000)	(548,000)
Total other expenses, net	(51,451,000)	(74,124,000)	(49,919,000)
Net Income	8,877,000	98,999,000	67,239,000
Earnings allocated to Preferred Stock (Note 15)	(31,082,000)	(31,269,000)	(30,503,000)
Gain on retirement of Preferred Stock (Note 15)	619,000	0	0
Net income / (loss) available to Common Stockholders	$ (21,586,000)	$ 67,730,000	$ 36,736,000
Earnings / (losses) per common share, basic and diluted (Note 15) (in dollars per share)	$ (0.18)	$ 0.59	$ 0.33
Weighted average number of shares, basic and diluted (Note 15) (in shares)	120,696,130	115,747,452	110,395,134